UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-07737

The Purisima Funds

5525 NW Fisher Creek Drive
Camas, Washington 98607

U.S. Bancorp Fund Services, LLC
2020 East Financial Way, Suite 100
Glendora, California  91741

(650) 851-7925

Date of fiscal year end: August 31

Date of reporting period:  May 31, 2015

Item 1. Schedule of Investments.

Purisima Total Return Fund
Schedule of Investments
May 31, 2015 (Unaudited)

Number of Shares		Value

COMMON STOCKS: 86.31%
Canada: 1.16%
56,800	Royal Bank of Canada	$3,614,184

China: 0.29%
330	Alibaba Group Holding Ltd - ADR (a)	29,475
445	Baidu.com - ADR (a)	87,843
93,025	Bank Of China Ltd.	61,788
32,000	Beijing Capital International Airport Co. Ltd.	38,299
34,000	Brilliance China Automotive Holdings Ltd.	53,059
60,400	China Construction Bank Corp.	60,683
2,500	China Mobile Ltd.	32,920
12,200	China Pacific Insurance Group Co. Ltd.	62,859
20,500	CITIC Securities Co. Ltd.	87,117
535	Ctrip.com International Ltd. - ADR (a)	42,731
3,800	Hengan International Group Co. Ltd.	43,667
48,000	Industrial & Commercial Bank of China	41,787
38,000	Lenovo Group Ltd.	60,281
5,500	Ping An Insurance Group Co.	80,936
5,950	Tencent Holdings Ltd.	119,481
		902,926
Denmark: 2.23%
30,200	Novo Nordisk A/S - ADR	1,705,696
93,275	Novo Nordisk A/S - Class B	5,208,378
		6,914,074
France: 4.90%
1,802	Hermes International	703,878
16,435	L'Oreal SA	3,103,787
18,650	L'Oreal SA - ADR	707,022
32,075	LVMH Moet Hennessy Louis Vuitton SA	5,712,204
50,880	Sanofi	4,981,825
		15,208,716
Germany: 4.58%
25,700	Bayer AG	3,645,420
58,450	Daimler AG	5,474,592
10,100	Linde AG	1,939,577
42,615	SAP AG	3,154,119
		14,213,708
Hong Kong: 0.08%
8,650	AIA Group Ltd.	56,952
3,000	Cheung Kong Property Holdings Ltd. (a)	18,224
3,000	CK Hutchison Holdings Ltd.	46,817
2,100	Hong Kong Exchanges and Clearing Ltd.	80,819
12,000	Sands China Ltd.	46,352
		249,164
India: 0.13%
5,935	Cipla Ltd. - GDR	60,502
1,550	Dr. Reddy's Laboratories Ltd. - ADR	85,916
1,770	HDFC Bank Ltd. - ADR	105,527
1,545	Infosys Ltd. - ADR	49,239
385	Reliance Industries Ltd. - GDR	10,703

7,210	Tata Global Beverages Ltd. - GDR (a)	16,526
1,805	Tata Motors Ltd. - ADR	69,132
		397,545
Indonesia: 0.05%
34,800	Bank Mandiri Tbk PT	28,355
13,700	Bank Negara Indonesia Persero Tbk PT	7,122
42,100	Bank Rakyat Tbk PT	37,487
26,400	Jasa Marga Persero Tbk PT	12,927
18,600	Semen Gresik Tbk PT	18,918
89,600	Telekomunikasi Indonesia Persero Tbk PT	19,276
10,100	Unilever Indonesia Tbk PT	33,071
		157,156
Japan: 1.73%
38,875	Toyota Motor Corp. - ADR	5,360,474

Malaysia: 0.00%
7,900	CIMB Group Holdings BHD	12,218

Philippines: 0.02%
11,724	Metropolitan Bank & Trust Co.	23,535
1,150	SM Investments Corp.	22,698
		46,233
Singapore: 0.02%
5,000	DBS Group Holdings Ltd.	75,291

South Korea: 0.17%
1,855	Hynix Semiconductor, Inc.	85,532
150	Hyundai Heavy Industries Co. Ltd.	17,595
140	Hyundai Mobis	28,234
280	Hyundai Motor Co.	39,919
940	KB Financial Group, Inc.	34,139
440	KT&G Corp.	38,273
70	LG Chem Ltd.	15,759
112	NAVER Corp.	61,546
105	Samsung Electronics Co. Ltd.	123,830
405	Samsung Life Insurance Co. Ltd.	40,929
920	Shinhan Financial Group Co. Ltd.	34,783
125	SK Innovation Co. Ltd.	12,689
		533,228
Switzerland: 3.39%
173,075	ABB Ltd.	3,786,160
65,550	Novartis AG	6,730,409
		10,516,569
Taiwan: 0.13%
8,269	Advanced Semiconductor Engineering, Inc. - ADR	58,379
22,814	CTBC Financial Holding Co. Ltd.	17,319
24,247	Fubon Financial Holdings Co. Ltd.	49,927
28,873	Hon Hai Precision Industry Co. Ltd.	93,224
2,000	MediaTek, Inc.	27,009
50,000	Mega Financial Holding Co. Ltd.	44,799
24,800	Taiwan Semiconductor Manufacturing Co. Ltd.	117,968
		408,625
Thailand: 0.03%
4,500	Advanced Info Service PCL	31,302
3,950	Bangkok Bank PCL	21,370
72,000	Bangkok Dusit Medical Services PCL	41,308
		93,980

United Kingdom: 5.75%
86,920	GlaxoSmithKline PLC - ADR	3,856,640
625,200	HSBC Holdings PLC	5,950,236
36,900	Rio Tinto PLC	1,610,723
1,217,800	Royal Bank of Scotland Group PLC (a)	6,427,009
		17,844,608
United States: 61.65%
21,140	Amazon.com, Inc. (a)	9,073,922
86,630	American Express Co.	6,906,144
96,400	Apple, Inc.	12,558,992
310,450	Bank Of America Corp.	5,122,425
49,150	Berkshire Hathaway, Inc. - Class B (a)	7,028,450
6,500	BlackRock, Inc.	2,377,570
25,775	Chevron Corp.	2,654,825
104,640	Cisco Systems, Inc.	3,066,998
110,700	Citigroup, Inc.	5,986,656
89,550	Comcast Corp. - Class A	5,235,093
30,275	Exxon Mobil Corp.	2,579,430
265,920	General Electric Co.	7,251,638
7,315	Google, Inc. - Class A (a)	3,989,016
4,928	Google, Inc. - Class C (a)	2,622,238
147,545	Intel Corp.	5,084,401
89,635	Johnson & Johnson	8,976,049
123,835	JPMorgan Chase & Co.	8,145,866
47,400	Merck & Co., Inc.	2,886,186
146,395	Microsoft Corp.	6,860,070
66,175	Morgan Stanley	2,527,885
82,750	Oracle Corp.	3,598,797
40,650	PepsiCo, Inc.	3,919,880
284,830	Pfizer, Inc.	9,897,843
59,865	Procter & Gamble Co.	4,692,817
88,775	Qualcomm, Inc.	6,185,842
36,430	Schlumberger Ltd.	3,306,751
6,100	The Boeing Co.	857,172
74,295	The Coca-Cola Co.	3,043,123
11,200	The Goldman Sachs Group, Inc.	2,309,328
71,975	The Home Depot, Inc.	8,019,454
73,875	The Walt Disney Co.	8,153,584
66,230	United Technologies Corp.	7,760,169
136,920	Visa, Inc. - Class A	9,403,666
166,685	Wells Fargo & Co.	9,327,693
		191,409,973
TOTAL COMMON STOCKS
(Cost $187,324,645)		$267,958,672

EXCHANGE-TRADED NOTES: 13.03%
25,925	Barclays + FI Enhanced Europe 50 (a)	3,103,482
95,650	Barclays + FI Enhanced Global High Yield (a)	12,111,203
63,300	Credit Suisse FI Enhanced Europe 50 (a)	7,821,981
22,000	Credit Suisse FI Large Cap Growth Enhanced (a)	2,775,080
34,400	DB FI Enhanced Global High Yield (a)	4,366,736
81,300	UBS AG FI Enhanced Large Cap Growth (a)	10,261,686
		40,440,168
TOTAL EXCHANGE-TRADED NOTES
(Cost $32,421,094)		$40,440,168

SHORT-TERM INVESTMENTS: 0.53%
Mutual Funds: 0.53%
1,654,553	SEI Daily Income Trust Government Fund	1,654,553

TOTAL SHORT-TERM INVESTMENTS
(Cost $1,654,553)		$1,654,553

TOTAL INVESTMENTS: 99.87%
(Cost $221,400,292)	310,053,393
Other Assets in Excess of Liabilities: 0.13%	406,217
TOTAL NET ASSETS: 100.00%	$310,459,610

ADR - American Depository Receipt.
GDR - Global Depository Receipt.
(a) Non-Income Producing.

At May 31, 2015, the aggregate unrealized appreciation and depreciation of securities, based on their cost for federal income tax purposes, were as follows*:

Cost of investments for tax purposes	$221,400,292
Gross unrealized appreciation	89,701,779
Gross unrealized depreciation	(1,048,678)
Net unrealized appreciation	$88,653,101

* Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial
Statements section in the Fund's most recent semi-annual or annual report.

Purisima All-Purpose Fund
Schedule of Investments
May 31, 2015 (Unaudited)

Number of Shares	Value
MUTUAL FUNDS: 101.62%
47,731	SEI Daily Income Trust Government Fund	$47,731

TOTAL MUTUAL FUNDS
(Cost $47,731)	47,731

TOTAL INVESTMENTS: 101.62%
(Cost $47,731)	47,731

Liabilities in Excess of Other Assets: (1.62)%	(759)

TOTAL NET ASSETS: 100.00%	$46,972

At May 31, 2015, the aggregate unrealized appreciation and depreciation of securities, based on their cost for federal income tax purposes, were as follows*:

Cost of investments for tax purposes	$47,731
Gross unrealized appreciation	-
Gross unrealized depreciation	-
Net unrealized appreciation	$-

* Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial
Statements section in the Fund's most recent semi-annual or annual report.

Security Valuation - Equity securities for which market quotations are readily available are valued at the last reported sale price on the national securities exchange on which such securities are primarily traded. If on a particular day, an exchange-listed security does not trade, then the mean between the bid and asked prices will be used. Foreign exchange traded equity securities are valued based upon the price on the exchange or market on which they trade as of the close of business of such market or exchange immediately preceding the time the Fund’s net asset value is determined. Investments in securities traded on the NASDAQ Global Market, the NASDAQ Global Select Market and the NASDAQ Capital
Market will be valued at the NASDAQ Official Closing Price (“NOCP”), which may not necessarily represent the last sale price. Securities traded on an exchange or NASDAQ for which there have been no sales and other over-the-counter securities are valued at the closing price. Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by the Board of Trustees or their designee, taking into consideration: (I) fundamental analytical data relating to the investment; (II) the nature and duration of restrictions on disposition of the securities; and (III) an evaluation of the forces which influence the market in which these securities are purchased and sold. Debt securities with remaining maturities of 60 days or less are valued at amortized cost which, when combined with accrued interest, approximates market value.

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the
Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of each Fund’s investments and are summarized in the following fair value hierarchy:

Level 1 — Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.
Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.
These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions, based on the best information available, about the assumptions a market participant would use in valuing the asset or liability.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in
Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purpose, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Funds’ investments as of May 31, 2015.

Purisima Total Return Fund

Description	Level 1	Level 2	Level 3	Total
Equity
Common Stocks	$267,832,118	$126,554	$-	$267,958,672
Exchanged Traded Notes	40,440,168	-	-	40,440,168
Total Equity	308,272,286	126,554	-	308,398,840
Short-Term Investments	1,654,553	-	-	1,654,553
Total Investments in Securities	$309,926,839	$126,554	$-	$310,053,393

Purisima All-Purpose Fund

Description	Level 1	Level 2	Level 3	Total
Short-Term Investments	$47,731	$-	$-	$47,731
Total Investments in Securities	$47,731	$-	$-	$47,731

There were no transfers between Levels 1 and 2 during the period as compared to their classification in the previous annual report. The Fund did not hold any Level 3 securities during the quarter ended May 31, 2015.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Purisima Funds

By       /s/Kenneth L. Fisher
            Kenneth L. Fisher, President

Date    July 27, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By       /s/Kenneth L. Fisher
              Kenneth L. Fisher, President

Date    July 27, 2015

By       /s/Katherine Taylor
 Katherine Taylor, Treasurer

Date    July 27, 2015